RELATED-PARTY BALANCES AND TRANSACTIONS (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Sales		R$ 2,711,660	R$ 3,521,245
Cost and expenses		(1,754,370)	(1,394,305)
Interest		174,183	81,790
Exchange rate variations and monetary, net		(13,584)
Financial investments	[1]	(1,198,164)	94,866
Net income for the year		2,167,698	13,595,621	R$ 4,292,618
C S N Mineracao S A [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable		59,469	320,945
Mineracao Nacional S A [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable		14,785	56,344
Transnordestina Logistica [Member]
IfrsStatementLineItems [Line Items]
Loan receivable		1,384,773	1,123,375
Others assets		R$ 1,484,759	927,076
Transnordestina Logistica [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average rate		125.00%
Transnordestina Logistica [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average rate		130.00%
Subsidiaries Joint Ventures Associates Exclusive Funds And Other Related Partie [Member]
IfrsStatementLineItems [Line Items]
Sales		R$ 234,150	274,978
Cost and expenses		(66)	(1,065)
Interest			251
Net income for the year		234,084	274,164
Joint-ventures e joint operation [member]
IfrsStatementLineItems [Line Items]
Sales		34,924	2,250
Cost and expenses		(1,538,194)	(1,273,740)
Interest		144,355	49,293
Net income for the year		(1,358,915)	(1,222,197)
Other related parties [member]
IfrsStatementLineItems [Line Items]
Sales		2,442,586	3,244,017
Cost and expenses		(216,110)	(119,500)
Interest		29,828	32,246
Exchange rate variations and monetary, net		(13,584)
Financial investments	[1]	(1,198,164)	94,866
Net income for the year		1,044,556	3,251,629
Related parties [member]
IfrsStatementLineItems [Line Items]
Net income for the year		R$ (80,275)	R$ 2,303,596

[1]	Financial investments: Refers mainly to investments in Usiminas shares, cash and cash equivalents and Bonds with Banco Fibra and government bonds and CDBs with the exclusive funds.